Income tax provision - Summary of major components of income tax expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Major components of tax expense (income) [abstract]
Taxes payable (receivable) during period	$ 90	$ 44	$ 160
Adjustment in respect to prior years		(112)
Change in deferred tax asset/liability		(31)
Income tax expense	$ 90	$ (99)	$ 160